VARIABLE INTEREST ENTITIES AND OTHER CONSOLIDATION MATTERS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Variable Interest Entities and Other Consolidation Matters [Abstract]
Schedule of Variable Interest Entities

	September 30, 2013	December 31, 2012
	(Unaudited)
Total assets	$105,176,703	$99,886,176
Total liabilities	30,010,251	32,698,195

	For the Three Months Ended		For the Nine Month Ended
	September 30,		September 30,
	2013 (Unaudited)	2012 (Unaudited)	2013 (Unaudited)	2012 (Unaudited)
Revenue	$3,385,431	$2,784,497	$10,464,105	$10,287,408
Net income	2,404,572	1,922,410	6,104,429	6,578,458

	December 31, 2012	December 31, 2011
Total assets	$99,886,176	$94,556,429
Total liabilities	$32,698,195	$35,430,240

	December 31, 2012	December 31, 2011
Revenues	$13,956,126	$12,628,083
Net income	$8,432,845	$8,301,905